Loans Principal, Interest and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Schedule of Loans Principal, Interest and Financing Service Fee Receivables
	Note	December 31, 2024	December 31, 2025
		RMB	RMB
Home equity loans:	(a)	6,510,850,772	1,358,158,651
Loans principal, interest and financing service fee receivables

Less: allowance for credit losses	(i)
- Individually evaluated		(79,208,134)	(130,293,599)
- Collectively evaluated		(548,717,233)	(121,024,672)
Subtotal		(627,925,367)	(251,318,270)
Net loans principal, interest and financing service fee receivables of home equity loan		5,882,925,405	1,106,840,380
Corporate loans:	(e)
Loans principal, interest and financing service fee receivables		1,034,432,534	1,129,660,142

Less: allowance for credit losses		(50,094,979)	(62,730,405)
Net loans principal, interest and financing service fee receivables of corporate loan		984,337,555	1,066,929,737
Net loans principal, interest and financing service fee receivables		6,867,262,960	2,173,770,117
(i)	Allowance for credit losses

The allowance for credit losses for home equity loans as of December 31, 2025 was RMB251 million, a decrease from RMB627 million as of December 31, 2024. The decrease was primarily driven by the combined effect of a decrease in allowances that are collectively evaluated and an increase in allowances that are individually evaluated. The decrease in allowances that are collectively evaluated are mainly due to the decrease of the Company’s outstanding loan principal. The increase of allowances that are individually evaluated are mainly due to the increase in the outstanding loan principal of NPLs.

Schedule of Home Equity Loans	Home equity loans
		December 31, 2024			December 31, 2025
	Note	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables		2,475,754,706	4,035,096,066	6,510,850,772	638,740,734	719,417,916	1,358,158,651

Less: allowance for credit losses	(i)
- Individually evaluated		(43,242,069)	(35,966,065)	(79,208,134)	(23,143,482)	(107,150,117)	(130,293,599)
- Collectively evaluated		(201,671,557)	(347,045,676)	(548,717,233)	(55,647,556)	(65,377,116)	(121,024,672)
Subtotal		(244,913,626)	(383,011,741)	(627,925,367)	(78,791,038)	(172,527,232)	(251,318,270)
Net loans principal, interest and financing service fee receivables		2,230,841,080	3,652,084,325	5,882,925,405	559,949,696	546,890,684	1,106,840,380
(i)	Allowance for credit losses

The allowance for credit losses for home equity loans as of December 31, 2025 was RMB251 million, a decrease from RMB627 million as of December 31, 2024. The decrease was primarily driven by the combined effect of a decrease in allowances that are collectively evaluated and an increase in allowances that are individually evaluated. The decrease in allowances that are collectively evaluated are mainly due to the decrease of the Company’s outstanding loan principal. The increase of allowances that are individually evaluated are mainly due to the increase in the outstanding loan principal of NPLs.

Schedule of Allowance for Credit Losses

The table below presents the components of allowances for credit losses for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2024 and 2025.

	December 31, 2025
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	201,671,557	347,045,676	548,717,233	43,242,069	35,966,065	79,208,134	627,925,367
Provision for credit losses	4,341,196	(3,839,243)	501,953	66,966,040	301,169,990	368,136,030	368,637,983
Charge-offs	-	-	-	(381,158,567)	(771,694,183)	(1,152,852,750)	(1,152,852,750)
(Decrease)/increase in guaranteed recoverable assets	(150,365,198)	(277,829,317)	(428,194,515)	282,163,232	539,146,984	821,310,616	393,116,101
Recoveries	-	-	-	11,930,309	2,561,260	14,491,569	14,491,569
As of December 31	55,647,555	65,377,116	121,024,671	23,143,483	107,150,116	130,293,599	251,318,270

Net loans principal, interest and financing service fee receivables	398,044,660	355,840,291	753,884,950	161,905,037	191,050,393	325,955,430	1,106,840,381

Recorded investment	453,692,215	421,217,407	874,909,622	185,048,520	298,200,509	483,249,029	1,358,158,651
	December 31, 2024
	Allowance for credit losses on loans collectively evaluated			Allowance for credit losses on loans individually evaluated
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	272,173,960	413,742,780	685,916,740	13,099,754	26,814,193	39,913,947	725,830,687
Provision for credit losses	11,834,337	(7,544,697)	4,289,640	11,155,428	29,701,572	40,857,000	45,146,640
Charge-offs	-	-	-	(93,774,223)	(136,921,530)	(230,695,753)	(230,695,753)
Decrease in guaranteed recoverable assets	(82,336,740)	(59,152,407)	(141,489,147)	100,995,026	103,550,359	204,545,385	63,056,238
Recoveries	-	-	-	11,766,084	12,821,471	24,587,555	24,587,555
As of December 31	201,671,557	347,045,676	548,717,233	43,242,069	35,966,065	79,208,134	627,925,367

Net loans principal, interest and financing service fee receivables	2,050,453,834	3,359,618,482	5,410,072,316	180,387,247	292,465,842	472,853,089	5,882,925,405

Recorded investment	2,252,125,391	3,706,664,158	5,958,789,549	223,629,316	328,431,907	552,061,223	6,510,850,772

Schedule of Aging of Allowance for Credit Losses

The following tables present the aging of allowance for credit losses as of December 31, 2025.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
First lien	25,633,976	10,905,446	19,108,135	23,143,481	78,791,038
Second lien	17,850,676	13,199,025	34,327,415	107,150,117	172,527,232
Allowance for credit losses	43,484,651	24,104,470	53,435,550	130,293,599	251,318,270

The following tables present the aging of allowance for credit losses as of December 31, 2024.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
First lien	52,219,677	55,042,038	94,409,842	43,242,069	244,913,626
Second lien	86,004,370	93,605,389	167,435,918	35,966,065	383,011,741
Allowance for credit losses	138,224,047	148,647,427	261,845,760	79,208,134	627,925,367

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables

The following tables provides information on delinquency, which is the primary credit quality indicator for loan principal and financing service fee receivables as of December 31, 2025.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	361 days past due	Total loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
First lien	376,026,761	29,038,669	48,626,784	126,348,839	58,699,681	-	-	638,740,734	185,048,520
Second lien	298,770,044	35,145,938	87,301,425	180,940,161	117,260,348	-	-	719,417,916	298,200,509
Loans principal, interest and financing service fee receivables	674,796,805	64,184,608	135,928,209	307,289,000	175,960,029	-	-	1,358,158,651	483,249,029

The following tables provides information on delinquency, which is the primary credit quality indicator for loan principal and financing service fee receivables as of December 31, 2024.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	361 days past due	Total loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
First lien	1,743,448,927	211,649,445	297,027,019	152,995,572	70,512,116	-	121,628	2,475,754,706	223,629,316
Second lien	2,821,925,668	359,606,965	525,131,525	194,145,026	134,211,678	-	75,203	4,035,096,066	328,431,907
Loans principal, interest and financing service fee receivables	4,565,374,595	571,256,410	822,158,544	347,140,598	204,723,794	-	196,831	6,510,850,772	552,061,223

Schedule of Non-Accrual Loans	Non-accrual loans summary
		Recorded investment
	Unpaid principal balance	Non-accrual loans	Non-accrual loans with related allowance for credit losses	Non-accrual loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB
First lien	638,113,093	185,048,520	126,348,839	58,699,681	23,143,482
Second lien	718,618,336	298,200,509	180,940,161	117,260,348	107,150,117
As of December 31, 2025	1,356,731,429	483,249,029	307,289,000	175,960,029	130,293,599

First lien	2,470,162,350	223,629,316	152,995,572	70,633,744	43,242,069
Second lien	4,025,845,985	328,431,907	194,145,026	134,286,881	35,966,065
As of December 31, 2024	6,496,008,335	552,061,223	347,140,598	204,920,625	79,208,134

Schedule of Average Recorded Investment in Impaired Loans	Average recorded investment in non-accrual loans
	Year ended December 31, 2024		Year ended December 31, 2025
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB
First lien	131,831,654	149,067,173	1,137,134,169	97,045,861
Second lien	201,779,809	170,331,545	1,760,974,069	118,393,217
Non-accrual loans	333,611,463	319,398,718	2,898,108,237	215,439,078